Equity-accounted investee - Associate statement of earnings (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant investments in associates [Line Items]
Revenue from products and services		$ 1,862,925	$ 2,091,661
Cost of products and services sold		(1,345,551)	(1,467,940)
Depreciation and amortization		(275,749)	(327,973)
Finance income		29,760	22,071
Finance costs		(98,622)	(111,779)
Other expense		(33,840)	(108,160)
Income tax expense		(61,077)	126,306
Net earnings		73,941	166,235
Other comprehensive income (loss)		(40,753)	(10,827)
Total comprehensive income (loss)		33,188	155,408
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services		261,860	203,359
Cost of products and services sold		(64,199)	(52,172)
Depreciation and amortization		(27,740)	(27,504)
Finance income		651	160
Finance costs		(2,939)	(6,251)
Other expense		(23,767)	(30,419)
Income tax expense		(30,999)	(20,860)
Net earnings		112,867	66,313
Other comprehensive income (loss)		(1,773)	0
Total comprehensive income (loss)	[1]	$ 111,094	$ 66,313

[1]

Cameco’s share of earnings from equity-accounted investee as reported on the statement of earnings will not equal its share of JV Inkai’s other comprehensive income when Cameco receives dividends from JV Inkai that are not in proportion to its 40% ownership interest.